Private Placement (Details) - USD ($)				6 Months Ended		10 Months Ended	12 Months Ended
	Jan. 20, 2023	Oct. 21, 2022	Oct. 21, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Private Placement (Details) [Line Items]
Warrants price per share			$ 10
Private placement warrant (in Dollars)				$ 1,150,000			$ 1,150,000
Common stock per share				$ 0.01			$ 0.01
Total proceeds (in Dollars)	$ 1,150,000					$ 3,900,250
Private placement warrant (in Dollars)							$ 3,900,250
Private Placement [Member]
Private Placement (Details) [Line Items]
Purchased an aggregate shares (in Shares)							3,900,250
Warrants price per share				$ 1			$ 1
Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Purchased an aggregate shares (in Shares)	1,150,000			3,900,250
Common stock per share				$ 11.5			$ 11.5
Warrant price per share	$ 1
Private placement shares (in Shares)	1,150,000
Private Placement Warrants [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Private placement shares (in Shares)			3,900,250
Sponsor [Member]
Private Placement (Details) [Line Items]
Total proceeds (in Dollars)		$ 1,150,000
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Purchased an aggregate shares (in Shares)		1,150,000
Warrant price per share		$ 1
Private placement shares (in Shares)		1,150,000
Sponsor [Member] | Private Placement Warrants [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Private placement warrant (in Dollars)				$ 3,900,250
Warrant price per share			$ 1
Private placement shares (in Shares)			3,900,250